Reserves (Table)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Other reserves

	2021	2020
	£m	£m
Currency translation reserve	2,740	2,871
Fair value through other comprehensive income reserve	(283)	5
Cash flow hedging reserve	(853)	1,575
Own credit reserve	(960)	(954)
Other reserves and treasury shares	1,126	964
Total	1,770	4,461